Share-Based Compensation (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 18, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Share-Based Compensation [Line Items]
Share-based payment expenses		¥ 8,101		¥ (816)
Unrecognized compensation expense		¥ 14,369
Recognized over a weighted average vesting period		1 year 5 months 23 days
2024 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Vesting period	3 years
2024 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Aggregate shares (in Shares)	17,835,723